Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of provision for (benefit from) income taxes

	Year Ended December 31,
	2012	2011
	(In Thousands)
Current:
Federal	$(52,056)	$(37)
State	9	515

	(52,047)	478

Deferred:
Federal	(139)	(3,979)
State	(47)	(2,639)

	(186)	(6,618)

Income tax benefit from continuing operations	(52,233)	(6,140)

Income tax expense from discontinued operations	77	935
Income tax expense from sale of discontinued operations	1,677	324

Total income tax benefit	$(50,479)	$(4,881)

Schedule of income taxes receivable

	Year Ended December 31,
	2012	2011
	(In Thousands)
Current:
Federal	$(16,831)	$(16,132)

Schedule of benefit from income taxes differing from the amount that would be computed by applying the statutory federal income tax rate to income (loss) before income taxes

	Year Ended December 31,
	2012	2011
	(In Thousands)
Tax benefit computed at federal statutory rate	$(1,447)	$(19,339)
State income tax benefit, net of federal benefit	(94)	(1,402)
Unrecognized tax benefit	(50,498)	891
Valuation allowance	(15,755)	15,569
Federal tax refund	—	2,222
Deferred tax adjustments	12,629	(3,226)
Change in deferred tax rate	668	(2,212)
Permanent differences	354	1,686
Other	1,910	(329)

Income tax benefit from continuing operations	$(52,233)	$(6,140)

Effective tax rate	1,213.3%	11.3%

Schedule of tax effects of significant temporary differences that give rise to the net deferred tax asset

	December 31,
	2012	2011
	(In Thousands)
Deferred tax assets
Net operating losses	$114,443	$85,807
Real estate inventories	77,827	98,439
Acquisition intangibles	10,513	20,728
Investment in unconsolidated joint ventures	3,384	19,248
Property and equipment, net	2,941	2,301
Warranties and other accruals	1,363	652
Other prepaids and accruals	1,295	1,050
Other	7	2,051

Total deferred tax assets	211,773	230,276
Valuation allowance	(204,035)	(220,141)

Total deferred tax assets, net of valuation allowance	7,738	10,135

Deferred tax liabilities
Deferred income	(3,193)	(5,036)
Acquisition intangibles	(2,605)	(2,589)
Investment in unconsolidated joint ventures	(1,071)	(976)
Property and equipment, net	(869)	(1,534)

Total deferred tax liabilities	(7,738)	(10,135)

Net deferred tax asset	$—	$—

Schedule of reconciliation of the beginning and ending amount of gross unrecognized tax benefits

Year Ended December 31, 2012
(In Thousands)
Balance, beginning of the year	$45,451
Changes for tax positions in prior years	(45,451)

Balance, end of the year	$—